Offsets	Mar. 02, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CubeSmart
Form or Filing Type	S-3
File Number	333-270248
Initial Filing Date	Mar. 03, 2025
Fee Offset Claimed	$ 71,536.06
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	10,000,000
Termination / Withdrawal Statement	On March 3, 2025, CubeSmart filed a 425(b)(5) prospectus supplement (the "2025 Prospectus Supplement") to the base prospectus contained in its Registration Statement on Form S-3 (File No. 333-270248) (the "2023 Registration Statement") in connection with its "at-the-market" offering program (the "ATM Program"). In connection with the 2025 Prospectus Supplement, CubeSmart owed a filing fee of $85,036.29 to register the offering of 13,510,817 common shares, of which $13,500.23 was applied from registration fees previously paid for unsold securities under the CubeSmart prospectus supplement dated March 3, 2023 (the "2023 Prospectus Supplement) to the base prospectus contained in the 2023 Registration Statement, such that CubeSmart contemporaneously paid a filing fee to the SEC in the amount of $71,536.06 in connection with the 2025 Prospectus Supplement. No shares of beneficial interest were sold under the 2025 Prospectus Supplement and 13,510,817 shares of beneficial interest registered in connection with the ATM Program remain unsold as of the date hereof. CubeSmart has terminated the offering that included the unsold shares of beneficial interest under the 2025 Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CubeSmart
Form or Filing Type	S-3
File Number	333-270248
Initial Filing Date	Mar. 03, 2023
Fee Offset Claimed	$ 13,500.23
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,510,817
Termination / Withdrawal Statement	On March 4, 2020, CubeSmart filed a 425(b)(5) prospectus supplement (the "2020 Prospectus Supplement") to the base prospectus contained in its Registration Statement on Form S-3 (File No. 333-236886) (the "2020 Registration Statement") in connection with the ATM Program. In connection with the 2020 Prospectus Supplement, CubeSmart owed and paid a filing fee of $55,985.08 to register the offering of 14,559,259 common shares. 8,711,961 common shares were sold under the 2020 Prospectus Supplement and the 5,847,298 common shares that remained unsold under the 2020 Prospectus Supplement were carried forward to the 2023 Prospectus Supplement. At the time of filing the 2025 Prospectus Supplement, 3,510,817 common shares remained unsold under the 2023 Prospectus Supplement (the "Unsold Securities"), which represent $13,500.23 of the registration fee paid by CubeSmart contemporaneously with filing the 2020 Prospectus Supplement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CubeSmart
Form or Filing Type	S-3
File Number	333-270248
Filing Date	Mar. 03, 2025
Fee Paid with Fee Offset Source	$ 71,536.06
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the offerings under this Registration is offset by the unused registration fee in the aggregate amount of $85,036.29 paid in connection with the 2025 Prospectus Supplement and the Unsold Securities.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CubeSmart
Form or Filing Type	S-3
File Number	333-270248
Filing Date	Mar. 03, 2023
Fee Paid with Fee Offset Source	$ 13,500.23
Offset Note	See Note 3.